Income Taxes - Summary of Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 204	$ 220
Increase based on tax positions related to current year	9	11
Increase based on tax positions of prior years	27	2
Settlements	(13)	(6)
Foreign currency translation	15	(15)
Statute expirations	(51)	(8)
Balance, ending of year	$ 191	$ 204